SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
Share-based payments expense are as follows:

	2024	2023
Equity-settled plans
Stock option plan	$7.0	$6.1
RSU plan	4.7	—
PSU plan	3.6	—
Cash-settled plans
Stock purchase plan	15.7	12.8
DSU plans	(1.1)	2.6
RSU plan	2.2	6.6
PSU plan	2.4	0.4
Total share-based payments expense	$34.5	$28.5
Impact of equity swap agreements (Note 30)	6.6	5.3
Amount capitalized	(1.0)	(0.9)
Share-based payments expense, net of equity swap (Note 25)	$40.1	$32.9
Carrying amount of share-based payments liabilities are as follows:

	2024	2023
Cash-settled plans
DSU plans	$41.6	$48.4
RSU plan	9.1	13.4
PSU plan	10.5	12.7
Total carrying amount of share-based payments liabilities	$61.2	$74.5
Current portion	9.9	11.3
Non-current portion (Note 21)	$51.3	$63.2

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2024		2023
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,323,537	$26.63	6,783,444	$25.08
Granted	735,274	28.66	624,700	32.92
Exercised	(405,943)	19.34	(882,167)	18.49
Forfeited	(192,946)	31.04	(202,440)	29.28
Stock options outstanding, end of year	6,459,922	$27.19	6,323,537	$26.63
Stock options exercisable, end of year	4,533,751	$26.57	3,877,399	$25.62

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2024, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$20.24 to $23.41	2,673,494	2.22	$21.07	2,138,244	$21.20
$26.78 to $29.62	1,739,349	3.24	27.76	1,053,806	27.18
$30.13 to $38.01	2,047,079	3.58	34.70	1,341,701	34.66
Total	6,459,922	2.93	$27.19	4,533,751	$26.57

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2024	2023
Common share price	$27.85	$30.87
Exercise price	$28.66	$32.92
Dividend yield	0.72%	0.65%
Expected volatility	41.88%	42.12%
Risk-free interest rate	3.73%	3.30%
Expected stock option life	4.5 years	4.5 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding equity-settled RSUs are as follows:

	2024	2023
Equity-settled RSUs outstanding, beginning of year	—	—
Granted	304,142	—
Cancelled	(11,104)	—
Settled in cash	(404)	—
Equity-settled RSUs outstanding, end of year	292,634	—
Equity-settled RSUs vested, end of year	168,681	—
Changes in outstanding equity-settled PSUs are as follows:

	2024	2023
Equity-settled PSUs outstanding, beginning of year	—	—
Granted	812,603	—
Cancelled	(30,604)	—
Settled in cash	(1,213)	—
Equity-settled PSUs outstanding, end of year	780,786	—
Equity-settled PSUs vested, end of year	489,134	—
Changes in outstanding DSUs are as follows:

	2024	2023
DSUs outstanding, beginning of year	1,586,384	1,557,007
Granted	118,667	181,288
Redeemed	(217,637)	(151,911)
DSUs vested and outstanding, end of year	1,487,414	1,586,384
Changes in outstanding cash-settled RSUs are as follows:

	2024	2023
Cash-settled RSUs outstanding, beginning of year	646,231	607,039
Granted	—	247,197
Cancelled	(12,369)	(31,505)
Redeemed	(229,825)	(176,500)
Cash-settled RSUs outstanding, end of year	404,037	646,231
Cash-settled RSUs vested, end of year	332,420	438,656
Changes in outstanding cash-settled PSUs are as follows:

	2024	2023
Cash-settled PSUs outstanding, beginning of year	1,148,302	847,171
Granted	—	817,218
Cancelled	(83,204)	(48,601)
Redeemed	(152,817)	(467,486)
Cash-settled PSUs outstanding, end of year	912,281	1,148,302
Cash-settled PSUs vested, end of year	711,745	687,120